Warrants	9 Months Ended
Sep. 30, 2024
Warrants [Abstract]
Warrants

Note 6 – Warrants

In February 2024, the Company issued 2,604,667 warrants in connection with the Purchase Agreement (Note 5), valued at $677,130. The Warrants expire five (5) years from the date of issuance. The warrants were earned and issued without recourse upon signature of the Purchase Agreement (Note 5) and recorded as a finance expense. The exercise price per warrant shall be calculated by dividing $30,000,000 by the total number of outstanding shares of Common Stock as of the exercise date.

In July 2024, the Company issued 2,541,276 warrants in connection with the extension of maturity of notes payable (Note 3), valued at $377,774 recorded as an inducement expense. The Warrants expire two (2) years from the date of issuance with an exercise price of $0.30 per share.

A summary of activity of the warrants during the nine months ended September 30, 2024, is follows:

	Number of Warrant	Weighted average Exercise price	Weighted average Remaining life (year)
Outstanding at December 31, 2023	-	$-	-
Grant	5,145,943	0.25	3.52
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at September 30, 2024	5,145,943	$0.25	3.10

Exercisable at September 30, 2024	5,145,943	$0.25	3.10

The intrinsic value of the warrants as of September 30, 2024, is $0. All of the outstanding warrants are exercisable as of September 30, 2024.

Valuation

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions:

Nine months ended
September 30, 2024
Expected term	2 - 5 years
Expected average volatility	241 - 338%
Expected dividend yield	—
Risk-free interest rate	4.13 - 4.43%